Beck, Mack & Oliver Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
1
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table includes Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
Shares Security Description Value
Common Stock - 97.6%
Communication Services - 14.7%
1,300 Alphabet, Inc., Class C
(a)
$ 3,258,216
81,000 Discovery, Inc., Class C
(a)
2,347,380
176,000 Lumen Technologies, Inc. 2,391,840
7,997,436
Consumer Discretionary - 1.3%
6,000 Hilton Worldwide Holdings, Inc.
(a)
723,720
Energy - 5.0%
70,000 Enterprise Products Partners LP 1,689,100
28,000 Matador Resources Co. 1,008,280
2,697,380
Financials - 32.8%
51,000 Apollo Global Management, Inc. 3,172,200
10,000 Arthur J Gallagher & Co. 1,400,800
6,000 Credit Acceptance Corp.
(a)
2,724,660
11,500 Enstar Group, Ltd.
(a)
2,747,580
16,000 JPMorgan Chase & Co. 2,488,640
43,000 The Blackstone Group, Inc., Class A 4,177,020
16,000 The Charles Schwab Corp. 1,164,960
17,875,860
Health Care - 14.7%
6,000 Abbott Laboratories 695,580
9,000 Laboratory Corp. of America
Holdings
(a)
2,482,650
60,000 RadNet, Inc.
(a)
2,021,400
160,000 Teva Pharmaceutical Industries, Ltd.,
ADR
(a)
1,584,000
3,500 Waters Corp.
(a)
1,209,635
7,993,265
Industrials - 17.0%
16,000 Advanced Drainage Systems, Inc. 1,865,120
14,000 Armstrong World Industries, Inc. 1,501,640
30,000 Ashtead Group PLC 2,231,250
68,000 CAE, Inc.
(a)
2,094,400
19,000 Westinghouse Air Brake Technologies
Corp. 1,563,700
9,256,110
Information Technology - 10.1%
12,000 Fiserv, Inc.
(a)
1,282,680
3,800 Mastercard, Inc., Class A 1,387,342
10,500 Microsoft Corp. 2,844,450
5,514,472
Materials - 2.0%
3,900 The Sherwin-Williams Co. 1,062,555
Total Common Stock (Cost $30,339,327) 53,120,798
Investments, at value - 97.6% (Cost $30,339,327) $ 53,120,798
Other Assets & Liabilities, Net - 2.4% 1,310,566
Net Assets - 100.0% $ 54,431,364
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 53,120,798
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 53,120,798

Beck, Mack & Oliver Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
2
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.